Other Components of Equity - Summary of Movement of Currency Translation Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Balance at the beginning	₨ 913,521.0		₨ 538,842.2
Net change in translation reserve - equity accounted investees (net)	(586.1)	$ (8.5)	4,044.2	₨ (3,047.0)
Balance at the end	558,067.4	8,069.9	913,521.0	538,842.2
Currency translation reserve [Member]
Balance at the beginning	49,388.8	714.2	(50,933.2)	45,936.6
Exchange differences arising on translating the net assets of foreign operations (net)	(20,414.1)	(295.2)	96,211.5	(93,822.8)
Net change in translation reserve - equity accounted investees (net)	(586.1)	(8.5)	4,110.5	(3,047.0)
Balance at the end	₨ 28,388.6	$ 410.5	₨ 49,388.8	₨ (50,933.2)